Income Taxes - Income Tax Rate Reconciliation (Details) - CAD CAD in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Jul. 01, 2017	Jun. 30, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net income (loss) before tax		CAD (23.6)	CAD (1,313.8)
Statutory income tax rate		26.85%	27.00%
Expected provision for income taxes		CAD (6.3)	CAD (354.7)
Effect of change in corporate tax rates		106.9	0.0
Effect of tax rates in foreign jurisdictions		22.9	(14.6)
Effect of restricted share bonus plan		(2.7)	6.9
Effect of change in recognition of deferred tax assets		(14.7)	(24.9)
Effect of non-taxable capital (gains) losses		(1.1)	(2.1)
Other		(4.6)	8.3
Income tax recovery		CAD 100.4	CAD (381.1)
Corporate tax rate				11.50%	12.00%
Non-adjusting events after reporting period [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Corporate tax rate	12.00%
U.S. Tax Cuts and Jobs Act of 2017, change in tax rate, income tax expense	CAD 107.5